Commitments, Contingencies, and Concentration Risk (Details)							3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2025 USD ($)	Sep. 05, 2025 USD ($)	Dec. 13, 2024 USD ($)	Nov. 01, 2023	May 15, 2023 USD ($)	May 12, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 16, 2025 USD ($)	Jun. 24, 2024 shares	May 13, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 13, 2023 USD ($)
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Interest rate											5.50%	11.90%
Purchase commitment amount, payments made (in Dollars)							$ 386,663		$ 386,663		$ 82,677
Purchase commitment amount (in Dollars)											1,049,985
Purchase obligation remaining (in Dollars)											82,677	$ 410,233
Excise tax payable (in Dollars)											$ 1,000,000	800,000
Purchase Agreement for Telepresence Robots [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of robots purchased									20		20
Total purchase commitment (in Dollars)									$ 711,900		$ 711,900
Unpaid commitment amount (in Dollars)							$ 179,900		$ 179,900		$ 179,900	$ 179,900
Percentage of monthly revenue generated from telepresence robots, considered for payment						80.00%
Telepresence robots deployed									8		8
Total number of deployed telepresence robots						11
Number of robots for which lifetime use payments is to be made									125		125
Amount paid by investor (in Dollars)						$ 352,000
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of customers									2		2
Concentration risk percentage									46.00%	47.00%
Concentration risk percentage											50.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue from Contract with Customer Benchmark [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of customers											2	2
Concentration risk percentage											24.00%	24.00%
Customer Concentration Risk [Member] | Five Customers [Member] | Accounts Receivable [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of customers										3		5
Concentration risk percentage									11.00%	7.00%
Concentration risk percentage												85.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of customers								1	1
Concentration risk percentage								20.00%	22.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue from Contract with Customer Benchmark [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of customers							2			1	1
Concentration risk percentage							31.00%			10.00%
Concentration risk percentage											13.00%
Promissory Note and Line of Credit Relating to Forbearance Agreement [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Basis spread on the variable rate				3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				prime rate
Interest rate							7.25%		7.25%		7.50%
Payments for forbearance (in Dollars)															$ 1,499,409	$ 80,000	$ 20,000
Periodic payment (in Dollars)		$ 50,000	$ 25,000
Periodic payment terms, balloon payment to be paid (in Dollars)													$ 1,541,106
Payments for forbearance, prejudgment interest (in Dollars)															$ 72,049
Payments for forbearance, daily interest rate (in Dollars)											$ 416
Promissory Note and Line of Credit Relating to Forbearance Agreement [Member] | Subsequent Event [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Periodic payment (in Dollars)	$ 100,000
Equity Incentive Plan 2024 [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Percentage of shares reserved for issuance									15.00%
Number of shares issued (in Shares) | shares								2,544,021		2,544,021	2,544,021			2,544,021
Investor [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of deployed telepresence robots rights held									8		8
Percentage of monthly revenue generated from telepresence robots, considered for payment									80.00%		80.00%
Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Aggregate principal amount (in Dollars)					$ 200,000		$ 200,000		$ 200,000		$ 200,000
Number of deployed telepresence robots rights held					8
Percentage of monthly revenue generated from telepresence robots, considered for payment					80.00%
Telepresence robots deployed					8				8		8
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable and Accrued Liabilities [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Concentration risk percentage									16.00%	23.00%
Number of suppliers									1	1	1
Concentration risk percentage											22.00%
Minimum [Member] | Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Total number of deployed telepresence robots					12				13		13
Maximum [Member] | Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Total number of deployed telepresence robots					20				20		20
Previously Reported [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Purchase commitment amount, payments made (in Dollars)											$ 946,152	$ 639,752